Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Cash flows from operating activities:
Profit for the year	₩ 5,840,715	$ 4,043,277	₩ 5,028,606	₩ 4,526,334
Adjustment for non-cash items
Net losses (gains) on financial assets at fair value through profit or loss	(2,246,763)	(1,555,338)	29,212	(1,793,351)
Net losses on derivative financial instruments for hedging purposes	61,260	42,408	168,387	53,073
Provision for credit losses	2,362,878	1,635,719	2,044,286	3,146,409
Net losses (gains) on financial investments	(100,042)	(69,255)	103,986	255,989
Share of loss (profit) of associates and joint ventures	(26,852)	(18,589)	16,884	(33,110)
Depreciation and amortization expense	914,686	633,198	916,295	865,927
Other net losses (gains) on property and equipment/intangible assets	(152,580)	(105,625)	145,164	131,270
Share-based payments	153,882	106,526	140,453	69,703
Post-employment benefits	192,787	133,458	177,481	155,720
Net interest expense	250,558	173,451	6,122	274,681
Losses on foreign currency translation	730,732	505,854	620,754	200,486
Insurance finance income	(10,823,339)	(7,492,533)	(10,922,966)	(7,695,017)
Reinsurance finance expense	1,241,676	859,559	1,659,880	1,318,610
Other expenses	860,422	595,634	793,690	827,254
Adjustment for non-cash items	(6,580,695)	(4,555,533)	(4,100,372)	(2,222,356)
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	(7,550,760)	(5,227,067)	(700,633)	(6,247,689)
Derivative financial instruments	2,162	1,497	(207,969)	(152,753)
Loans measured at fair value through other comprehensive income	(548,985)	(380,039)	(646,377)	(252,695)
Loans measured at amortized cost	(23,368,272)	(16,176,852)	(27,515,988)	(15,308,932)
Current income tax assets	(48,734)	(33,736)	(95,539)	(39,627)
Deferred income tax assets	83,410	57,741	5,201	(84,148)
Other assets	(9,035,662)	(6,255,002)	1,393,446	(3,775,944)
Financial liabilities at fair value through profit or loss	(58,243)	(40,319)	(183,609)	(1,467,780)
Deposits	23,150,126	16,025,839	23,821,056	12,195,807
Current income tax liabilities	79,765	55,218	385,385	(853,347)
Deferred income tax liabilities	354,843	245,643	367,748	245,859
Other liabilities	5,483,916	3,796,279	(4,948,829)	9,967,626
Insurance contract assets	5,039	3,488	(46,550)	(146,335)
Reinsurance contract assets	(1,258,024)	(870,876)	(1,498,923)	(1,470,578)
Insurance contract liabilities	13,387,533	9,267,615	11,807,838	9,009,220
Reinsurance contract liabilities	(2,261)	(1,565)	49,018	37,217
Investment contract liabilities	4,290,505	2,970,133	1,106,677	148,937
Changes in operating assets and liabilities (Sub-total)	4,966,358	3,437,997	3,091,952	1,804,838
Net cash inflow from operating activities	4,226,378	2,925,741	4,020,186	4,108,816
Cash flows from investing activities:
Net cash flows from derivative financial instruments for hedging purposes	(125,312)	(86,748)	(44,552)	(48,122)
Disposal of financial asset at fair value through profit or loss	24,532,395	16,982,725	15,648,112	12,389,938
Acquisition of financial asset at fair value through profit or loss	(25,180,947)	(17,431,689)	(16,365,119)	(11,312,232)
Disposal of financial investments	52,496,175	36,340,850	45,225,323	43,472,217
Acquisition of financial investments	(57,231,392)	(39,618,838)	(47,328,121)	(47,125,014)
Disposal of investments in associates and joint ventures	257,829	178,484	98,497	99,834
Acquisition of investments in associates and joint ventures	(419,661)	(290,513)	(339,469)	(114,904)
Disposal of property and equipment	91,927	63,637	18,616	8,177
Acquisition of property and equipment	(333,440)	(230,826)	(337,178)	(350,138)
Disposal of investment property	675,864	467,872	264,948	3,669
Acquisition of investment property	(183,503)	(127,031)	(88,756)	(1,018,598)
Disposal of intangible assets	11,702	8,101	21,073	5,359
Acquisition of intangible assets	(221,529)	(153,355)	(289,731)	(330,427)
Net cash flows from changes in ownership of subsidiaries	(264,868)	(183,357)	88,528	1,297,001
Others	356,861	247,038	(397,226)	(496,252)
Net cash outflow from investing activities	(5,537,899)	(3,833,650)	(3,825,055)	(3,519,492)
Cash flows from financing activities:
Net cash flows from derivative financial instruments for hedging purposes	(276,837)	(191,642)	(216,883)	(73,335)
Net increase (decrease) in borrowings	3,844,056	2,661,075	(4,358,474)	(2,223,069)
Increase in debentures	93,229,857	64,539,031	86,031,647	83,777,490
Decrease in debentures	(89,470,531)	(61,936,611)	(80,848,086)	(83,683,272)
Increase in other payables to trust accounts	2,905,896	2,011,627	89,900	2,333,656
Dividends paid to shareholders of the Parent Company	(1,302,291)	(901,520)	(1,486,978)	(1,151,900)
Issuance of hybrid securities	404,028	279,691	399,059	598,552
Repayment on hybrid securities	(1,130,000)	(782,251)	(350,000)	0
Dividends paid on hybrid securities	(202,392)	(140,107)	(199,800)	(184,915)
Acquisition of treasury shares	(1,480,000)	(1,024,541)	(820,000)	(571,745)
Redemption of principal of lease liabilities	(366,953)	(254,026)	(311,363)	(235,052)
Increase (decrease) in non-controlling interests	(103,724)	(71,804)	115,292	721,101
Others	(253,186)	(175,269)	(28,151)	(546,580)
Net cash inflow (outflow) from financing activities	5,797,923	4,013,653	(1,983,837)	(1,239,069)
Effect of exchange rate changes on cash and cash equivalents	(74,705)	(51,715)	570,985	(58,465)
Net increase (decrease) in cash and cash equivalents	4,411,697	3,054,029	(1,217,721)	(708,210)
Increase in beginning balance of cash and cash equivalents	24,608,867	17,035,663	25,826,588	26,534,798
Increase in ending balance of cash and cash equivalents	₩ 29,020,564	$ 20,089,692	₩ 24,608,867	₩ 25,826,588